UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30,
2008

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  August 4, 2008

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 33



Form 13F Information Table Value
Total: 121715(thousands)
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR  SH/ INVESTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  Cusip        (X$1000) PRN AMT  PRN DISCRETN    MANAGERS    SOLE      SHARED  NONE
----------------------       --------------- ------------ -------- ----------
AMERICAN INDEPENDENCE        COM NEW         026760405          676   106475SH  SOLE                        106475
AMERICAN VANGUARD CO         COM             030371108         1620   131715SH  SOLE                        131715
ANALOG DEVICES               COM             032654105         3397   106915SH  SOLE                        106915
BED BATH & BEYOND IN         COM             075896100         5386   191670SH  SOLE                        191670
CEMEX                        COM             151290889         5863   237355SH  SOLE                        237355
COVIDIEN LTD                 COM             G2552X108         5370   112142SH  SOLE                        112142
D R HORTON INC               COM             23331A109         1755   161710SH  SOLE                        161710
FORESTAR REAL ESTATE         COM             346233109         1625    85279SH  SOLE                         85279
GENERAL AMERICAN INV         COM             368802104         3812   117797SH  SOLE                        117797
GENERAL ELECTRIC             COM             369604103         5115   191640SH  SOLE                        191640
GRACO INC                    COM             384109104         4556   119665SH  SOLE                        119665
GUARANTY FINANCIAL G         COM             40108N106          378    70366SH  SOLE                         70366
HESS CORP                    COM             42809H107         4889    38745SH  SOLE                         38745
ILLINOIS TOOL WORKS          COM             452308109         6276   132107SH  SOLE                        132107
INDEPENDENCE HOLDING         COM NEW         453440307          651    66600SH  SOLE                         66600
INGERSOLL-RAND               CL A            G4776G101         3872   103440SH  SOLE                        103440
INTEL CORP                   COM             458140100         5576   259565SH  SOLE                        259565
J P MORGAN CHASE             COM             46625H100         4690   136690SH  SOLE                        136690
LAMAR ADVERTISING CO         CL A            512815101         4789   132910SH  SOLE                        132910
M & T BANK CORP              COM             55261F104         4364    61870SH  SOLE                         61870
MARATHON OIL                 COM             565849106         6053   116690SH  SOLE                        116690
MERRILL LYNCH                COM             590188108         2738    86360SH  SOLE                         86360
NABORS INDUSTRIES            SHS             G6359F103         5942   120700SH  SOLE                        120700
NALCO HOLDING CO             COM             62985Q101         5104   241345SH  SOLE                        241345
PLAINS EXPLORATION &         COM             726505100         5596    76683SH  SOLE                         76683
REGENERON PHARMACEUT         COM             75886F107          182    12600SH  SOLE                         12600
SOUTHWEST AIRLINES C         COM             844741108         5450   417970SH  SOLE                        417970
TEMPLE INLAND INC            COM             879868107         1434   127218SH  SOLE                        127218
ULTRA SHORT PRO SHRS         ULTRSHRT FNL    74347R62           689     4400SH  SOLE                          4400
UNITEDHEALTH GROUP I         COM             91324P102         2838   108105SH  SOLE                        108105
WESTERN UNION CO             COM             959802109         4490   181645SH  SOLE                        181645
WEYERHAEUSER CO              COM             962166104         4432    86665SH  SOLE                         86665
WINNEBAGO                    COM             974637100         2107   206780SH  SOLE                        206780
